UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ospraie Management, LLC
Address:       320 Park Avenue, 27th Floor
               New York, New York 10022

Form 13F File Number:  28-11391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Michael Fischer
Name:          Ospraie Management, LLC
Title:         General Counsel
Phone:         212-602-5000


Signature, Place, and Date of Signing:

/s/ Michael Fischer               New York, NY            08/14/08
--------------------              ----------------        -------------
   [Signature]                    [City, State]            [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                              TITLE                          VALUE    SHRS OR    SH/PUT/ INVSTMNT OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP     (x$1000)   PRN AMT    PRNCALL DSCRTN   MANAGERS      SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALBEMARLE CORP                COM               012653101      7,583    190,000  SH     SOLE        N/A      190,000
ALCOA INC                     COM               013817101     86,430  2,426,450  SH     SOLE        N/A    2,426,450
AMERICAN COMMERCIAL LINES     COM NEW           025195207      4,919    450,000  SH     SOLE        N/A      450,000
ANADARKO PETE CORP            COM               032511107      9,355    125,000  SH     SOLE        N/A      125,000
ARCH COAL INC                 COM               039380100     52,524    700,045  SH     SOLE        N/A      700,045
BAKER HUGHES INC              COM               057224107     20,962    240,000  SH     SOLE        N/A      240,000
CALPINE CORP                  COM NEW           131347304     40,608  1,800,000  SH     SOLE        N/A    1,800,000
CARNIVAL CORP                 PAIRED CTF        143658300      3,296    100,000  SH     SOLE        N/A      100,000
CLARK HLDGS INC               UNIT 12/31/2010   18145M208      3,773  1,157,400  SH     SOLE        N/A    1,157,400
COMPTON PETROLEUM             COM               204940100     28,590  2,252,100  SH     SOLE        N/A    2,252,100
CONSOL ENERGY INC             COM               20854P109      3,371     30,000  SH     SOLE        N/A       30,000
CYTEC INDS INC                COM               232820100    104,319  1,912,000  SH     SOLE        N/A    1,912,000
E HOUSE CHINA HLDGS LTD       ADR               26852W103     30,672  2,700,000  SH     SOLE        N/A    2,700,000
ENTERPRISE GP HLDGS LP        UNIT LP INT       293716106     10,218    339,700  SH     SOLE        N/A      339,700
FMC CORP                      COM NEW           302491303     10,067    130,000  SH     SOLE        N/A      130,000
GASTAR EXPL LTD               COM               367299104      9,067  3,541,971  SH     SOLE        N/A    3,541,971
GASTAR EXPL LTD               COM               367299104     11,394  4,450,843  SH     DEFINED     N/A    4,450,843
INTL PAPER CO                 COM               460146103    119,330  5,121,448  SH     SOLE        N/A    5,121,448
KHD HUMBOLDT WEDAG INTL LTD   COM               482462108        386     12,230  SH     SOLE        N/A       12,230
LENNAR CORP                   CL B              526057302     33,578  3,025,000  SH     SOLE        N/A    3,025,000
LENNAR CORP                   CL A              526057104     33,318  2,700,000  SH     SOLE        N/A    2,700,000
NOVA BIOSOURCE FUELS INC      COM               65488W103        744  1,110,590  SH     DEFINED     N/A    1,110,590
NOVA BIOSOURCE FUELS INC      COM               65488W103        751  1,121,291  SH     SOLE        N/A    1,121,291
NGR ENERGY INC                COM NEW           629377508     25,740    600,000  SH     SOLE        N/A      600,000
OM GROUP INC                  COM               670872100      3,771    115,000  SH     SOLE        N/A      115,000
OVERSEAS SHIPHOLDING GROUP I  COM               690368105        209      2,628  SH     SOLE        N/A        2,628
RTI INTL METALS INC           COM               74973W107      6,394    179,500  SH     SOLE        N/A      179,500
SEABOARD CORP                 COM               811543107     89,051     57,415  SH     SOLE        N/A       57,415
SMITHFIELD FOODS INC          COM               832248108      3,976    200,000  SH     SOLE        N/A      200,000
US SHIPPING PARTNERS LP       COM UNIT          903417103        760    400,000  SH     SOLE        N/A      400,000
VERSO PAPER CORP              COM               92531L108     25,380  3,000,000  SH     SOLE        N/A    3,000,000
WESCO INTL INC                COM               95082P105     86,265  2,154,470  SH     SOLE        N/A    2,154,470
XTO ENERGY INC                COM               98385X106    128,306  1,872,800  SH     SOLE        N/A    1,872,800

                            33                               995,105

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         33
Form 13F Information Table Value Total:         995,105
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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